Equity-based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Equity-based Compensation

Note 18—Equity-based Compensation

The Company administers a long-term incentive compensation plan that permits the granting of incentive awards in the form of stock options, restricted stock, restricted stock units, performance units, stock appreciation rights, or other stock-based awards. The terms of all awards issued under these plans are determined by the Compensation Committee of the Board of Directors

The Amended and Restated 2015 Omnibus Incentive Plan (the “Plan”), permits the Company to grant to employees and directors various forms of incentive compensation. The principal purposes of this plan are to focus directors, officers and other employees and consultants on business performance that creates shareholder value, to encourage innovative approaches to the business of the Company, and to encourage ownership of the Company’s stock. The Plan authorizes 7,500,000 common share equivalents available for grant, where grants of full value awards (e.g., shares of restricted stock, restricted stock units and performance stock units) count as one share equivalent. The number of remaining share equivalents available for future issuance under the Plan was 6,827,250 at September 30, 2017.

The Company recorded $0.4 million and $1.2 million equity-based compensation expense for the outstanding restricted stock units for the three and nine months ended September 30, 2017, respectively, compared to $0.3 million and $0.9 million for the same periods in 2016. The remaining expense related to unvested restricted stock units is $2.2 million as of September 30, 2017 and will be recognized over the next 17 months.

There were 672,750 outstanding non-vested restricted stock units with a grant date fair value of $5.14. There were no grants or forfeitures for the three and nine months ended September 30, 2017.

Note 22—Equity-based Compensation

The Company administers a long-term incentive compensation plan that permits the granting of incentive awards in the form of stock options, restricted stock, restricted stock units, performance units, stock appreciation rights, or other stock-based awards. The terms of all awards issued under these plans are determined by the Compensation Committee of the Board of Directors

The 2015 Omnibus Incentive Plan (the ”Plan”), permits the Company to grant to employees and directors various forms of incentive compensation. The principal purposes of this plan are to focus directors, officers and other employees and consultants on business performance that creates shareholder value, to encourage innovative approaches to the business of the Company, and to encourage ownership of the Company’s stock. The Plan authorizes 7,500,000 common share equivalents available for grant, where grants of full value awards (e.g., shares of restricted stock, restricted stock units and performance stock units) count as one share equivalent. The number of remaining share equivalents available for future issuance under the Plan was 6,827,250 at December 31, 2016.

On July 21, 2015, the Company granted 258,375 restricted stock units to select executives. These grants contained performance conditions which, for accounting purposes, were deemed improbable of being achieved during the fourth quarter of 2016. On November 30, 2016, these grants were cancelled and replaced with 395,250 restricted stock units with a market condition. Also granted at the time of the modification were 277,500 restricted stock units to new grantees. The grantees do not have rights as stockholders, including the right to dividends, until the restricted stock units are vested. The fair value of these restricted stock units was estimated based upon the possible future value of the Company’s common stock using a Monte-Carlo simulation, which included the following assumptions as of the grant date:

Fair value of common stock (non-marketable, per share)	$14.83
Time to settlement date	2.08 years
Volatility	30.0%
Risk-free rate	1.1%

While the grant specifies a stated target number of units, the determination of the actual settlement in shares will be based on the achievement of a market condition related to the Company’s share value as of December 31, 2018. The actual units vested can be in the range of zero to 1.75 times the units granted based on a share value ranging from $21.76 to $27.55.

The Company reversed $631 thousand of equity-based compensation expense related to the amended restricted stock units and recorded $117 thousand equity-based compensation expense for the outstanding restricted stock units for the year ended December 31, 2016. The Company had equity-based compensation of $631 thousand related to the restricted stock units for the year ended December 31, 2015. The remaining expense related to unvested restricted stock units is $3.0 million as of December 31, 2016 and will be recognized over the next 26 months.

The following table summarizes the activity related to restricted stock unit awards for the years ended December 31, 2016 and 2015:

	For the Year Ended December 31,
	2016		2015
	Number of Shares	Fair Value per Unit at Award Date	Number of Shares	Fair Value per Unit at Award Date
Non-vested at beginning of period	258,375	$13.43	—	$—
Units deemed improbable to vest	(258,375)	13.43	—	—
Amended grants	395,250	5.14	—	—
New units	277,500	5.14	258,375	13.43

Non-vested at end of period	672,750	$5.14	258,375	$13.43